Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

The following table presents the activities of balance as of December 31, 2022:

Balance as of December 31, 2021	$14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance as of December 31, 2022	$6,406